Off Balance Sheet Items (Details) - Affiliated Entity - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Insurance Fund Expense
Related Party Transaction [Line Items]
Related party transaction expenses	$ 80	$ 331
Management Expense
Related Party Transaction [Line Items]
Related party transaction expenses	21	30
Audit Fees
Related Party Transaction [Line Items]
Related party transaction expenses	$ 315	$ 461